Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2024
Prospectus Date	rr_ProspectusDate	Jul. 29, 2024
Eagle Energy Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page _____ of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example further assumes that the expense limitation described in the footnotes is in effect only until the end of the 1 Year period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets (net assets plus borrowings for investment purposes) in energy infrastructure securities. For purposes of the Fund’s 80% policy, the Fund considers energy infrastructure companies to include companies that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal, electricity, or renewable energy or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

Energy infrastructure securities may be structured as master limited partnerships (“MLPs”), MLP-related securities and energy infrastructure companies. The Fund defines MLP-related securities as general partners of MLPs, MLP institutional securities, exchange-traded notes (“ETNs”) that derive their returns from a master limited partnership index, structured notes or options that derive their returns from a basket of MLPs, or other publicly traded partnerships, corporations or limited liability companies, which have the same economic characteristics as MLPs in that they earn the majority of their pro forma cash flow from the transportation, storage, processing, or production of energy commodities. General partners of MLPs may own an equity interest in the MLP.

The Fund invests without restriction as to issuer capitalization or country, including emerging markets. The Fund invests in notes of any maturity that are rated BBB- or higher by Standard & Poor’s Ratings Group or another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of similar credit quality. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index. In seeking total return, the Fund seeks both income and capital appreciation.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may use options for hedging purposes. The Fund intends to be taxed as a regulated investment company (“RIC”), and comply with all RIC-related restrictions including limiting its investments in publicly-traded MLPs to 25%, thereby avoiding taxation as a C-corporation under the Internal Revenue Code.

As co-advisers, Eagle Global Advisors, LLC (“Eagle”), is responsible for security selection and trade execution and Princeton Fund Advisors, LLC (“Princeton”), is responsible for regulatory oversight of the Fund and oversight of the investment portfolio.

Princeton’s Oversight Process

Princeton’s investment oversight process combines risk management, due diligence and portfolio monitoring. Princeton monitors the Fund’s strategies as-executed for investment performance and achievement of the Fund’s risk objectives. The Fund’s investment portfolio may be rebalanced as a result of Princeton’s monitoring policies if the Fund is in violation of its investment objectives, polices or restrictions. Princeton has compliance and regulatory oversight and supervisory responsibilities for the Fund’s securities portfolio.

Eagle’s Investment Process

Eagle utilizes a two-step proprietary process that involves constructing an investment model that seeks to provide investors with an attractive total rate of return from both income and capital appreciation. First, in constructing the model, Eagle considers a variety of factors, including but not limited to, market capitalization, liquidity, growth, credit rating, source of qualifying income, business focus, and structure of the various energy infrastructure securities. Second, Eagle uses the model as the basis for constructing and maintaining the Fund’s portfolio of energy infrastructure securities. Energy infrastructure securities selected for the Fund’s portfolio will be further evaluated based on the Fund’s potential tax liabilities, trading costs, cash requirements and other factors, including the relative valuation of such investments. Eagle believes that the appropriate way to build and preserve wealth through investing in energy infrastructure securities is to focus on companies that have strong, stable and sustainable business models. The dependability of the cash distribution is extremely important in analyzing and valuing these investments. Eagle’s investment methodology favors companies with limited or no commodity price exposure, strong balance sheets and proven management commitment that are attractively valued based on current and prospective distributions. Additionally, Eagle selects ETNs and structured notes of issuers that it believes to be creditworthy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Credit Risk: There is a risk that note issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Distribution Policy Risk: The Fund’s distribution policy is not designed to guarantee distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. There may be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards (including material limits on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement), which could cause errors in the implementation of the Fund’s investment strategy.

●	ETN Risk: ETNs are subject to administrative and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETN is subject to specific risks, depending on the nature of the ETN. ETNs are subject to default risks.

●	Foreign Investment Risk: Investing in notes of foreign issuers involves risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Interest Rate Risk: A rise in interest rates can cause a decline in the value of notes and MLPs owned by the Fund.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund, such as securities issued by small or medium capitalization companies, would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk: Eagle’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	MLP and MLP-Related Securities and Energy Related Sector Risk: Investments in MLPs and MLP related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

○	MLP Tax Risk: Certain of the Fund’s Investments are MLPs, operating as partnerships that typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates and shareholders may receive a corrected Form 1099. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued, potentially requiring shareholder to amend their federal, state or local tax returns.

○	Energy Infrastructure Related Risk: The Fund focuses its investments in the energy infrastructure related sectors, through MLP and MLP-related securities. Because of its focus in these related sectors, the performance of the Fund is tied closely to and affected by developments related to energy infrastructure, such as the possibility that government regulation will negatively impact companies in these sectors. Energy infrastructure entities are subject to the risks specific to the industry they serve including, but not limited to, the following:

■	fluctuations in commodity prices;

■	reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;

■	new construction risk and acquisition risk which can limit potential growth;

■	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

■	depletion of the natural gas reserves or other commodities if not replaced;

■	changes in the regulatory environment;

■	extreme weather;

■	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

■	threats of attack by terrorists.

●	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

●	Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

●	Small and Medium Capitalization Company Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Structured Note Risk: MLP-related structured notes involve tracking risk, issuer default risk and may involve leverage risk. Structured notes are also subject to administrative and other expenses, which will be indirectly paid by the Fund.

●	Tax Risk: If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain Fund investments may not be considered a qualifying source of income for the purposes of complying with the Internal Revenue Code requirements for regulated investment companies. In the event that the Fund does not qualify as a regulated investment company, it would be required to pay federal and state income tax on its taxable income. However, the Fund restricts its investments in such non-qualifying investments and has been and expects to continue to be treated as a regulated investment company for the purposes of the Internal Revenue Code.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-868-9501.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2020	33.48%
Worst Quarter:	3/31/2020	(49.92)%
		The Fund’s Class I year-to-date return as of June 30, 2024 was 21.28%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Class I year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(49.92%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The S&P 500 Total Return Index has been selected as the Fund’s primary benchmark index as it is a more appropriate broad-based securities index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

The S&P 500 Total Return Index has been selected as the Fund’s primary benchmark index as it is a more appropriate broad-based securities index.

The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. There are no fees or expenses associated with the index and investors cannot invest directly in an index or benchmark.

Eagle Energy Infrastructure Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Eagle Energy Infrastructure Fund | Alerian MLP Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.56%
5 Years	rr_AverageAnnualReturnYear05	12.03%
10 Years	rr_AverageAnnualReturnYear10	1.90%
Eagle Energy Infrastructure Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Credit Risk: There is a risk that note issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Eagle Energy Infrastructure Fund | Distribution Policy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Distribution Policy Risk: The Fund’s distribution policy is not designed to guarantee distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Eagle Energy Infrastructure Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. There may be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards (including material limits on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement), which could cause errors in the implementation of the Fund’s investment strategy.

Eagle Energy Infrastructure Fund | E T N Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	ETN Risk: ETNs are subject to administrative and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETN is subject to specific risks, depending on the nature of the ETN. ETNs are subject to default risks.

Eagle Energy Infrastructure Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Investment Risk: Investing in notes of foreign issuers involves risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Eagle Energy Infrastructure Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Interest Rate Risk: A rise in interest rates can cause a decline in the value of notes and MLPs owned by the Fund.

Eagle Energy Infrastructure Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Eagle Energy Infrastructure Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund, such as securities issued by small or medium capitalization companies, would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Eagle Energy Infrastructure Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk: Eagle’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Eagle Energy Infrastructure Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Eagle Energy Infrastructure Fund | M L P And M L P Related Securities And Energy Related Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	MLP and MLP-Related Securities and Energy Related Sector Risk: Investments in MLPs and MLP related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

○	MLP Tax Risk: Certain of the Fund’s Investments are MLPs, operating as partnerships that typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates and shareholders may receive a corrected Form 1099. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued, potentially requiring shareholder to amend their federal, state or local tax returns.

○	Energy Infrastructure Related Risk: The Fund focuses its investments in the energy infrastructure related sectors, through MLP and MLP-related securities. Because of its focus in these related sectors, the performance of the Fund is tied closely to and affected by developments related to energy infrastructure, such as the possibility that government regulation will negatively impact companies in these sectors. Energy infrastructure entities are subject to the risks specific to the industry they serve including, but not limited to, the following:

■	fluctuations in commodity prices;

■	reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;

■	new construction risk and acquisition risk which can limit potential growth;

■	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

■	depletion of the natural gas reserves or other commodities if not replaced;

■	changes in the regulatory environment;

■	extreme weather;

■	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

■	threats of attack by terrorists.

Eagle Energy Infrastructure Fund | M L P Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	MLP Tax Risk: Certain of the Fund’s Investments are MLPs, operating as partnerships that typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation. If the Fund holds an MLP until its cost basis for tax purposes is reduced to zero, subsequent distributions received by the Fund will be taxed at ordinary income rates and shareholders may receive a corrected Form 1099. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued, potentially requiring shareholder to amend their federal, state or local tax returns.

Eagle Energy Infrastructure Fund | Energy Infrastructure Related Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Energy Infrastructure Related Risk: The Fund focuses its investments in the energy infrastructure related sectors, through MLP and MLP-related securities. Because of its focus in these related sectors, the performance of the Fund is tied closely to and affected by developments related to energy infrastructure, such as the possibility that government regulation will negatively impact companies in these sectors. Energy infrastructure entities are subject to the risks specific to the industry they serve including, but not limited to, the following:

■	fluctuations in commodity prices;

■	reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;

■	new construction risk and acquisition risk which can limit potential growth;

■	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

■	depletion of the natural gas reserves or other commodities if not replaced;

■	changes in the regulatory environment;

■	extreme weather;

■	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

■	threats of attack by terrorists.

Eagle Energy Infrastructure Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Eagle Energy Infrastructure Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Eagle Energy Infrastructure Fund | Small And Medium Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small and Medium Capitalization Company Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Eagle Energy Infrastructure Fund | Structured Note Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Structured Note Risk: MLP-related structured notes involve tracking risk, issuer default risk and may involve leverage risk. Structured notes are also subject to administrative and other expenses, which will be indirectly paid by the Fund.

Eagle Energy Infrastructure Fund | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Tax Risk: If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain Fund investments may not be considered a qualifying source of income for the purposes of complying with the Internal Revenue Code requirements for regulated investment companies. In the event that the Fund does not qualify as a regulated investment company, it would be required to pay federal and state income tax on its taxable income. However, the Fund restricts its investments in such non-qualifying investments and has been and expects to continue to be treated as a regulated investment company for the purposes of the Internal Revenue Code.

Eagle Energy Infrastructure Fund | Eagle Energy Infrastructure Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EGLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.55%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	734
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,797
Label	rr_AverageAnnualReturnLabel	Return before taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	8.96%	[3]
5 Years	rr_AverageAnnualReturnYear05	12.30%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.66%	[3]
Eagle Energy Infrastructure Fund | Eagle Energy Infrastructure Fund Class A Shares | Without A Sales Load [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Eagle Energy Infrastructure Fund | Eagle Energy Infrastructure Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EGLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.55%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 244
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	833
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,449
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,109
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	14.82%
5 Years	rr_AverageAnnualReturnYear05	12.81%
10 Years	rr_AverageAnnualReturnYear10	0.50%
Eagle Energy Infrastructure Fund | Eagle Energy Infrastructure Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EGLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.55%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,094
Annual Return 2014	rr_AnnualReturn2014	4.00%
Annual Return 2015	rr_AnnualReturn2015	(43.21%)
Annual Return 2016	rr_AnnualReturn2016	39.15%
Annual Return 2017	rr_AnnualReturn2017	(9.33%)
Annual Return 2018	rr_AnnualReturn2018	(18.79%)
Annual Return 2019	rr_AnnualReturn2019	9.28%
Annual Return 2020	rr_AnnualReturn2020	(23.71%)
Annual Return 2021	rr_AnnualReturn2021	49.07%
Annual Return 2022	rr_AnnualReturn2022	33.11%
Annual Return 2023	rr_AnnualReturn2023	16.07%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	16.07%
5 Years	rr_AverageAnnualReturnYear05	13.94%
10 Years	rr_AverageAnnualReturnYear10	1.51%
Eagle Energy Infrastructure Fund | Eagle Energy Infrastructure Fund Class I Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.28%
5 Years	rr_AverageAnnualReturnYear05	12.46%
10 Years	rr_AverageAnnualReturnYear10	0.52%
Eagle Energy Infrastructure Fund | Eagle Energy Infrastructure Fund Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	10.38%
10 Years	rr_AverageAnnualReturnYear10	0.69%
Eagle Energy Infrastructure Fund | Eagle Energy Infrastructure Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EGLNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.55%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	930
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,082
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	16.08%
5 Years	rr_AverageAnnualReturnYear05	14.06%
10 Years	rr_AverageAnnualReturnYear10

[1]	Interest Expense reflects interest charged to the Fund in connection with certain margin/collateral requirements and line of credit. This expense does not reflect the interest received by the Fund for the Fund’s collateral pledged for such transactions.
[2]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, pursuant to which the Fund’s co-advisers have agreed to waive management fees and/or to make payments to limit Fund expenses, through at least August 31, 2025 so that the total annual operating expenses do not exceed 1.65%, 2.40%, 1.40% and 1.26% of average daily net assets attributable to Class A, Class C, Class I and Class N shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the co-advisers)) from the definition of operating expenses which are subject to such expense limitations. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of: (1) the expense cap in effect at the time of the waiver; or (2) the expense cap in effect at the time of recoupment. This agreement may be terminated only by the Board of Trustees only on 60 days written notice to Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC.
[3]	The information presented above includes the maximum Class A Sales load. Without a sales load, returns would have been 15.60% for the one-year period and 3.60% since inception.